Leases - Schedule of Lease Cost (Detail) - Wilco Holdco Inc - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Lease cost
Operating lease cost		$ 15,823	$ 16,042	$ 67,279
Variable lease cost	[1]	4,936	4,471	18,689
Total lease cost	[2]	$ 20,759	$ 20,513	$ 85,968

[1]	Includes short term lease costs, which are not material
[2]	Sublease income was not material